UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ];	 Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement.
                                   	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

      Name:  Barclays Bank PLC, France
   Address:  183 avenue de Daumesnil
             75012
             Paris
             France

  Form 13F File Number: 028-13882

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                         Name: Pascal Cartraud
                        Title: Head of Compliance
                        Phone: 00 33 1 5578 7487


Signature, Place, and Date of Signing:

Pascal Cartraud Paris, France,  May 15, 2012

Report Type (Check only one.):

[ ] 	13F HOLDINGS REPORT.
[X] 	13F NOTICE.
[ ] 	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
Form 13F File Number          Name
28-826                        Barclays PLC